MANAGEMENT AGREEMENTS AND FORTRESS FUNDS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Management Agreements [Line Items]
Schedule of management fees and incentive income recognized
Fortress recognized management fees and incentive income as follows:

	Year Ended December 31,
	2014	2013	2012
Private Equity
Private Equity Funds
Management fees: affil.	$135,803	$133,725	$118,617
Management fees: non-affil.	364	493	394
Incentive income: affil.	22,094	27,790	2,612

Permanent capital vehicles
Management fees: affil.	67,638	58,206	53,355
Management fees, options: affil.	6,310	42,516	21,524
Management fees: non-affil.	2,910	3,807	3,902
Incentive income: affil.	56,497	15,653	—

Liquid Hedge Funds
Management fees: affil.	116,526	85,807	63,509
Management fees: non-affil.	21,365	24,815	14,023
Incentive income: affil.	15,835	107,463	43,089
Incentive income: non-affil.	232	43,238	24,556

Credit Funds
Credit Hedge Funds
Management fees: affil.	113,712	101,699	100,835
Management fees: non-affil.	146	191	359
Incentive income: affil.	120,255	190,581	126,832
Incentive income: non-affil.	—	—	130

Credit PE Funds
Management fees: affil.	96,586	95,787	98,250
Management fees: non-affil.	129	138	143
Incentive income: affil.	147,897	78,341	73,905
Incentive income: non-affil.	1,396	1,145	1,476

Logan Circle
Management fees: affil.	3,025	2,543	—
Management fees: non-affil.	44,034	33,351	26,796
Incentive income: non-affil.	106	—	—

Total
Management fees: affil.	$539,600	$520,283	$456,090
Management fees: non-affil.	$68,948	$62,795	$45,617
Incentive income: affil. (A)	$362,578	$419,828	$246,438
Incentive income: non-affil.	$1,734	$44,383	$26,162

(A)
See “Deferred Incentive Income” below. The incentive income amounts presented in this table are based on the estimated results of investment vehicles for the current period. These estimates are subject to change based on the final results of such vehicles.

Schedule of components of deferred incentive income from the Fortress Funds on an inception to date basis
Deferred incentive income from the Fortress Funds was comprised of the following, on an inception-to-date basis. This does not include any amounts related to third party funds, receipts from which are reflected as Other Liabilities until all contingencies are resolved.

	Distributed-Gross		Distributed-Recognized (A)	Distributed-Unrecognized (B)	Undistributed, net of intrinsic clawback (C) (D)
Deferred incentive income as of December 31, 2012	$894,278		$(662,432)	$231,846	$527,432
Fortress Funds which matured (no longer subject to clawback)	(2,180)		2,180	N/A	N/A
Share of income (loss) of Fortress Funds	N/A		N/A	N/A	293,663
Distribution of private equity funds and Credit PE funds incentive income	124,235		N/A	124,235	(124,235)
Distribution of private permanent capital vehicle incentive income	527		N/A	527	(527)
Recognition of previously deferred incentive income	N/A		(107,276)	(107,276)	N/A
Changes in foreign exchange rates	(1,776)		—	(1,776)	N/A
Deferred incentive income as of December 31, 2013	$1,015,084		$(767,528)	$247,556	$696,333
Fortress Funds which matured (no longer subject to clawback)	—		—	N/A	N/A
Share of income (loss) of Fortress Funds	N/A		N/A	N/A	399,213
Distribution of private equity funds and Credit PE funds incentive income	226,780		N/A	226,780	(226,780)
Distribution of private permanent capital vehicle incentive income	217		N/A	217	(217)
Recognition of previously deferred incentive income	N/A		(171,387)	(171,387)	N/A
Changes in foreign exchange rates	1,360		—	1,360	N/A
Deferred incentive income as of December 31, 2014	$1,243,441	(E)	$(938,915)	$304,526	$868,549	(E)
Deferred incentive income including Fortress Funds which matured	$1,297,097		$(992,571)

(A)	All related contingencies have been resolved.

(B)	Reflected on the consolidated balance sheet.

(C)
At December 31, 2014, the net undistributed incentive income is comprised of $935.4 million of gross undistributed incentive income, net of $66.9 million of intrinsic clawback. The net undistributed incentive income represents the amount that would be received by Fortress from the related funds if such funds were liquidated on December 31, 2014 at their net asset values.

(D)
From inception to December 31, 2014, Fortress has paid $578.4 million of compensation expense under its employee profit sharing arrangements (Note 8) in connection with distributed incentive income, of which $21.5 million has not been expensed because management has determined that it is not probable of being incurred as an expense and will be recovered from the related individuals. As of December 31, 2014, Fortress has recovered $6.4 million from individuals relating to their clawback obligations. If the $935.4 million of gross undistributed incentive income were realized, Fortress would recognize and pay an additional $479.1 million of compensation expense.

(E)	See detailed reconciliations of Distributed-Gross and Undistributed, net of intrinsic clawback below.

Schedule of distributed- gross incentive income
The amounts set forth under Distributed-Gross can be reconciled to the incentive income threshold tables (on the following pages) as follows:

		December 31, 2014
Distributed incentive income - Private Equity Funds		$846,671
Distributed incentive income - Private Equity Funds in Investment Period or Commitment Period		—
Distributed incentive income - Credit PE Funds		621,356
Distributed incentive income - Credit PE Funds in Investment Period or Commitment Period		103,855
Distributed incentive income - Private Permanent Capital Vehicle in Investment Period or Commitment Period		744
Less:
Fortress Funds which are not subject to a clawback provision:
—	NIH	(94,513)
—	GAGACQ Fund	(51,476)
Portion of Fund I distributed incentive income that Fortress is not entitled to (see footnote K of incentive income threshold tables)		(183,196)
Distributed-Gross		$1,243,441

Schedule of undistributed incentive income
The amounts set forth under Undistributed, net of intrinsic clawback can be reconciled to the incentive income threshold tables (on the following pages) as follows:

		December 31, 2014
Undistributed incentive income - Private Equity Funds		$15,910
Undistributed incentive income - Private Equity Funds in Investment Period or Commitment Period		1,777
Undistributed incentive income - Credit PE Funds		574,448
Undistributed incentive income - Credit PE Funds in Investment Period or Commitment Period		249,945
Undistributed incentive income - Private Permanent Capital Vehicle in Investment Period or Commitment Period		6,266
Undistributed incentive income - Hedge Funds (total)		87,106
Undistributed incentive income - Logan Circle		—
Less:	Gross intrinsic clawback per incentive income threshold tables - Private Equity Funds	(66,903)
Undistributed, net of intrinsic clawback		$868,549

Schedule of investment funds and incentive income thresholds

The following tables summarize information with respect to the Fortress Funds and their related incentive income thresholds as of December 31, 2014:
Fund (Vintage) (A)	Maturity Date (B)	Inception to Date Capital Invested	Inception to Date Distributions (C)	Net Asset Value (“NAV”)	NAV Surplus (Deficit) (D)	Current Preferred Return Threshold (E)	Gain to Cross Incentive Income Threshold (F)	Undistributed Incentive Income (G)	Distributed Incentive Income (H)	Distributed Incentive Income Subject to Clawback (I)	Gross Intrinsic Clawback (J)	Net Intrinsic Clawback (J)
Private Equity Funds
NIH (1998)	In Liquidation	$415,574	$(823,588)	$—	$ N/A	$—	$ N/A	$—	$94,513	$—	$—	$—
Fund I (1999) (K)	Closed May-13	1,015,943	(2,847,929)	—	N/A	N/A	N/A	—	344,939	—	—	—
Fund II (2002)	In Liquidation	1,974,298	(3,442,900)	2,875	1,471,477	—	N/A	566	288,840	—	—	—
Fund III (2004)	Jan-15	2,762,992	(2,138,525)	1,346,591	722,124	2,023,927	1,301,803	—	66,903	66,903	66,903	45,108
Fund III Coinvestment (2004)	Jan-15	273,649	(225,188)	71,586	23,125	239,034	215,909	—	—	—	—	—
Fund IV (2006)	Jan-17	3,639,561	(1,311,000)	2,767,275	438,714	2,729,927	2,291,213	—	—	—	—	—
Fund IV Coinvestment (2006)	Jan-17	762,696	(257,811)	459,208	(45,677)	583,050	628,727	—	—	—	—	—
Fund V (2007)	Feb-18	4,103,713	(1,354,986)	4,647,500	1,898,773	2,424,873	579,099	4,599	—	—	—	—
Fund V Coinvestment (2007)	Feb-18	990,480	(173,409)	491,723	(325,348)	651,340	976,688	—	—	—	—	—
GAGACQ Fund (2004) (GAGFAH)	Closed Nov-09	545,663	(595,401)	—	N/A	N/A	N/A	—	51,476	—	—	—
FRID (2005) (GAGFAH)	Closed Nov-14	1,220,229	(1,202,153)	—	N/A	N/A	N/A	—	—	—	—	—
FRIC (2006) (Brookdale)	Closed Dec-14	328,754	(291,330)	—	N/A	N/A	N/A	—	—	—	—	—
FICO (2006) (Intrawest)	Jan-17	724,525	(5)	(62,741)	(787,261)	605,276	1,392,537	—	—	—	—	—
FHIF (2006) (Holiday)	Jan-17	1,543,463	(541,152)	1,927,349	925,038	1,165,531	240,493	—	—	—	—	—
FECI (2007) (Florida East Coast/Flagler)	Feb-18	982,779	(344)	976,402	(6,033)	751,758	757,791	—	—	—	—	—
MSR Opportunities Fund I A (2012)	Aug-22	332,966	(109,339)	312,781	89,154	—	N/A	8,606	—	—	—	—
MSR Opportunities Fund I B (2012)	Aug-22	80,781	(26,479)	75,699	21,397	—	N/A	2,139	—	—	—	—
								$15,910	$846,671	$66,903	$66,903	$45,108
Private Equity Funds in Investment or Commitment Period
MSR Opportunities II A (2013)	Jul-23	$55,761	$(10,492)	$54,944	$9,675	$—	$ N/A	$1,430	$—	$—	$—	$—
MSR Opportunities II B (2013)	Jul-23	797	(149)	778	130	—	N/A	19	—	—	—	—
MSR Opportunities II MA I (2013)	Jul-23	12,785	(2,409)	12,600	2,224	—	N/A	328	—	—	—	—
Italian NPL Opportunities (2013)	Sep-24	36,199	(3,417)	29,972	(2,810)	616	3,426	—	—	—	—	—
								$1,777	$—	$—	$—	$—
Continued on next page.

Fund (Vintage) (A)	Maturity Date (B)	Inception to Date Capital Invested	Inception to Date Distributions (C)	Net Asset Value (“NAV”)	NAV Surplus (Deficit) (D)	Current Preferred Return Threshold (E)	Gain to Cross Incentive Income Threshold (F)	Undistributed Incentive Income (G)	Distributed Incentive Income (H)	Distributed Incentive Income Subject to Clawback (I)	Gross Intrinsic Clawback (J)	Net Intrinsic Clawback (J)
Credit PE Funds
Long Dated Value Fund I (2005)	Apr-30	$267,325	$(89,887)	$310,314	$132,876	$146,299	$13,423	$—	$—	$—	$—	$—
Long Dated Value Fund II (2005)	Nov-30	274,280	(147,790)	202,378	75,888	114,886	38,998	—	412	—	—	—
Long Dated Value Fund III (2007)	Feb-32	343,156	(272,641)	201,352	130,837	—	N/A	17,835	6,473	—	—	—
LDVF Patent Fund (2007)	Nov-27	40,664	(37,913)	35,316	32,565	—	N/A	1,640	1,471	—	—	—
Real Assets Fund (2007)	Jun-17	359,024	(335,000)	131,430	107,406	—	N/A	11,439	5,285	—	—	—
Credit Opportunities Fund (2008)	Oct-20	5,548,858	(6,964,273)	1,259,585	2,675,000	—	N/A	183,519	342,110	148,313	—	—
Credit Opportunities Fund II (2009)	Jul-22	2,266,715	(2,348,963)	1,092,635	1,174,883	—	N/A	136,472	93,964	25,089	—	—
FCO Managed Account (2010)	Jun-22	576,608	(553,732)	338,493	315,617	—	N/A	47,585	12,347	—	—	—
SIP Managed Account (2010)	Sep-20	11,000	(35,747)	15,098	39,845	—	N/A	2,537	4,949	—	—	—
Japan Opportunity Fund (2009)	Jun-19	907,787	(1,313,907)	553,606	959,726	—	N/A	89,132	116,662	19,771	—	—
Net Lease Fund I (2010)	Feb-20	152,851	(225,489)	1,646	74,284	—	N/A	221	9,528	5,896	—	—
Real Estate Opportunities Fund (2011)	Sep-24	534,278	(243,376)	420,747	129,845	—	N/A	9,432	1,906	490	—	—
Global Opportunities Fund (2010)	Sep-20	327,399	(154,539)	244,829	71,969	—	N/A	12,053	1,979	1,979	—	—
Japan Opportunity Fund II (Yen) (2011)	Dec-21	651,640	(233,544)	623,193	205,097	—	N/A	32,556	9,811	—	—	—
Japan Opportunity Fund II (Dollar) (2011)	Dec-21	633,667	(215,901)	628,910	211,144	—	N/A	28,906	11,812	—	—	—
Real Estate Opportunities REOC Fund (2011)	Oct-23	56,692	(36,018)	39,612	18,938	—	N/A	1,121	2,647	1,257	—	—
								$574,448	$621,356	$202,795	$—	$—

Credit PE Funds in Investment Period or Commitment Period
Credit Opportunities Fund III (2011)	Mar-24	$3,088,327	$(1,284,092)	$2,386,123	$581,888	$—	$ N/A	$93,056	$20,852	$—	$—	$—
FCO Managed Accounts (2008-2012)	Apr-22 to Mar-27	3,843,062	(2,679,311)	2,379,452	1,215,701	—	N/A	156,889	83,003	34,084	—	—
Life Settlements Fund (2010)	Dec-22	397,361	(299,330)	72,534	(25,497)	74,266	99,763	—	—	—	—	—
Life Settlements Fund MA (2010)	Dec-22	32,525	(24,482)	5,731	(2,312)	6,100	8,412	—	—	—	—	—
Real Estate Opportunities Fund II (2014)	May-27	147,138	—	147,190	52	4,021	3,969	—	—	—	—	—
								$249,945	$103,855	$34,084	$—	$—
Continued on next page.

Fund (Vintage) (A)	Maturity Date (B)	Inception to Date Capital Invested	Inception to Date Distributions (C)	Net Asset Value ("NAV")	NAV Surplus (Deficit) (D)	Current Preferred Return Threshold (E)	Gain to Cross Incentive Income Threshold (F)	Undistributed Incentive Income (G)	Distributed Incentive Income (H)	Distributed Incentive Income Subject to Clawback (I)	Gross Intrinsic Clawback (J)	Net Intrinsic Clawback (J)
Private Permanent Capital Vehicle in Investment Period or Commitment Period
WWTAI (2011)	Jan-25	$699,189	$(117,824)	$653,724	$72,360	$—	N/A	$6,266	$744	$744	$—	$—

	Equity Eligible for Incentive (L)	Gain to Cross Incentive Income Threshold (F)	Life-to-Date Incentive Income Crystallized (P)
Publicly Traded Permanent Capital Vehicles
Newcastle	$839,147	$ (F)	$41,283
Eurocastle	488,562	178,400	39,217
New Residential	1,372,498	—	71,952
New Media	492,807	—	198
New Senior	812,673	2,631	—

	Incentive Income Eligible NAV (L)	Gain to Cross Incentive Income Threshold (M)	Percentage of Incentive Income Eligible NAV Above Incentive Income Threshold (N)	Undistributed Incentive Income (O)	Year to Date Incentive Income Crystallized (P)
Liquid Hedge Funds
Macro Funds (Q) (T)
Main fund investments	$1,501,833	$20,016	19.9%	$—	$2,647
Single investor funds	991,070	17,998	16.4%	—	1,142
Sidepocket investments (R)	10,545	8,053	N/A	147	334
Sidepocket investments - redeemers (S)	115,567	65,589	N/A	982	1,217
Managed accounts	543,196	19,393	0.4%	—	17

Asia Macro Funds (T)
Main fund investments	3,019,082	14,238	58.5%	—	8,892
Managed accounts	289,840	2,280	40.6%	—	172

Fortress Convex Asia Funds (T)
Main fund investments	183,679	9,806	0.0%	—	—

Fortress Partners Funds (T)
Main fund investments	21,915	10,911	0.2%	—	1,354
Sidepocket investments (R)	91,106	4,576	N/A	5,440	—

Fortress Centaurus Global Funds (T)
Main fund investments	32,628	—	100.0%	—	173

Credit Hedge Funds
Special Opportunities Funds (T)
Main fund investments	$4,711,782	$—	100.0%	$—	$90,797
Sidepocket investments (R)	65,899	7	N/A	4,974	—
Sidepocket investments - redeemers (S)	193,687	49,014	N/A	5,679	1,217
Main fund investments (liquidating) (U)	511,918	—	100.0%	69,884	24,833
Managed accounts	3,674	46,214	0.0%	—	—

Worden Funds
Main fund investments	259,111	590	91.7%	—	3,445

Fortress Japan Income Fund
Main fund investments	44,362	N/A	0.0%	—	—

Value Recovery Funds (V)
Managed accounts	8,523	8,199	0.0%	—	—

Logan Circle
Main fund investments	$68,088	$—	0.0%	$—	$—
Managed accounts	277,986	3,347	20.4%	—	106

(A)	Vintage represents the year in which the fund was formed.

(B)
Represents the contractual maturity date including the assumed exercise of all extension options, which in some cases may require the approval of the applicable fund advisory board. Private equity funds that have reached their maturity date are included in the table to the extent they have generated incentive income.

(C)	Includes an increase to the NAV surplus related to the U.S. income tax expense of certain investment entities, which is considered a distribution for the purposes of computing incentive income.

(D)
A NAV deficit represents the gain needed to cross the incentive income threshold (as described in (F) below), excluding the impact of any relevant performance (i.e. preferred return) thresholds (as described in (E) below).

(E)	Represents the gain needed to achieve the current relevant performance thresholds, assuming the gain described in (D) above is already achieved.

(F)
Represents the immediate increase in NAV needed for Fortress to begin earning incentive income, including the achievement of any relevant performance thresholds. It does not include the amount needed to earn back intrinsic clawback (see (J) below), if any. Incentive income is not recorded as revenue until it is received and any related contingencies are resolved (see (I) below). For the publicly traded permanent capital vehicles, represents the immediate increase of the company's applicable supplemental measure of operating performance needed for Fortress to begin earning incentive income. As of December 31, 2014, as a result of Newcastle not meeting the incentive income threshold, Fortress does not expect to earn incentive income from Newcastle for an indeterminate period of time.

(G)
Represents the amount of additional incentive income Fortress would receive if the fund were liquidated at the end of the period at its NAV. The incentive income amounts presented in this table are based on the estimated results of investment vehicles for the current period. These estimates are subject to change based on the final results of such vehicles. As of December 31, 2014, a portion of Fund V's capital is above the incentive income threshold.

(H)	Represents the amount of incentive income previously received from the fund since inception.

(I)
Represents the amount of incentive income previously received from the fund which is still subject to contingencies and is therefore recorded on the consolidated balance sheet as Deferred Incentive Income. This amount will either be recorded as revenue when all related contingencies are resolved, or, if the fund does not meet certain performance thresholds, will be returned by Fortress to the fund (i.e., “clawed back”).

(J)
Represents the amount of incentive income previously received from the fund that would be clawed back (i.e., returned by Fortress to the fund) if the fund were liquidated at the end of the period at its NAV, excluding the effect of any tax adjustments. Employees, former employees and affiliates of Fortress would be required to return a portion of this incentive income that was paid to them under profit sharing arrangements. “Gross” and “Net” refer to amounts that are gross and net, respectively, of this employee/affiliate portion of the intrinsic clawback. Fortress remains liable to the funds for these amounts even if it is unable to collect the amounts from employees/affiliates. Fortress withheld a portion of the amounts due to employees under these profit sharing arrangements as a reserve against future clawback; as of December 31, 2014, Fortress held $32.1 million of such amounts on behalf of employees related to all of the private equity funds.

(K)	The Fund I distributed incentive income amount is presented for the total fund, of which Fortress was entitled to approximately 50%.

(L)
Represents the portion of a fund’s or managed account's NAV or trading level that is eligible to earn incentive income. For the publicly traded permanent capital vehicles, represents the equity basis that is used to calculate incentive income.

(M)
Represents, for those investors whose NAV is below the performance threshold Fortress needs to obtain before it can earn incentive income from such investors (their “incentive income threshold” or “high water mark”), the amount by which their aggregate incentive income thresholds exceed their aggregate NAVs. The amount by which the NAV of each investor within this category is below their respective incentive income threshold varies and, therefore, Fortress may begin earning incentive income from certain investors before this entire amount is earned back. Fortress earns incentive income whenever the assets of new investors, as well as of investors whose NAV exceeds their incentive income threshold, increase in value. For Fortress Japan Income Fund, Fortress earns incentive income based on investment income, which does not include unrealized and realized gains and losses, earned in excess of a preferred return threshold.

(N)
Represents the percentage which is computed by dividing (i) the aggregate NAV of all investors who are at or above their respective incentive income thresholds, by (ii) the total incentive income eligible NAV of the fund. The amount by which the NAV of each fund investor who is not in this category is below their respective incentive income threshold may vary, and may vary significantly. This percentage represents the performance of only the main fund investments and managed accounts relative to their respective incentive income thresholds. It does not incorporate the impact of unrealized losses on sidepocket investments that can reduce the amount of incentive income earned from certain funds. See footnote (R) below.

(O)
Represents the amount of additional incentive income Fortress would earn from the fund or managed account if it were liquidated at the end of the period at its NAV. This amount is currently subject to performance contingencies generally until the end of the year or, in the case of sidepocket investments, until such investments are realized. Main Fund Investments (Liquidating) pay incentive income only after all capital is returned. For the Fortress Japan Income Fund, represents the amount of incentive income Fortress would earn from the fund assuming the amount of investment income earned is excess of the preferred return threshold was distributed as of the end of the period. For the Value Recovery Fund managed accounts, Fortress can earn incentive income if aggregate realizations exceed an agreed threshold. The incentive income amounts presented in this table are based on the estimated results of investment vehicles for the current period. These estimates are subject to change based on the final results of such vehicles.

(P)
Represents the amount of incentive income Fortress has earned which is not subject to clawback. For the publicly traded permanent capital vehicles, represents the life-to-date incentive income amount that Fortress has earned and which is not subject to clawback.

(Q)
The Drawbridge Global Macro SPV (the “SPV”), which was established in February 2009 to liquidate illiquid investments and distribute the proceeds to then existing investors, is not subject to incentive income and is therefore not presented in the table. However, realized gains or losses within the SPV can decrease or increase, respectively, the gain needed to cross the incentive income threshold for investors with a corresponding investment in the main fund. The unrealized gains and losses within the SPV at December 31, 2014, as if they became realized, would not materially impact the amounts presented in the table.

(R)
Represents investments held in sidepockets (also known as special investment accounts), which generally have investment profiles similar to private equity funds. The performance of these investments may impact Fortress’s ability to earn incentive income from main fund investments. For the credit hedge funds and Fortress Partners Funds, realized and unrealized losses from individual sidepockets below original cost may reduce the incentive income earned from main fund investments. For the Macro Funds, only realized losses from individual sidepockets reduce the incentive income earned from main fund investments. Based on current unrealized losses in Macro Fund sidepockets, if all of the Macro Fund sidepockets were liquidated at their NAV at December 31, 2014, the undistributed incentive income from the Macro main fund would not be impacted.

(S)
Represents investments held in sidepockets for investors with no corresponding investment in the related main fund investments. In the case of the Macro Funds, such investors may have investments in the SPV (see (Q) above).

(T)	Includes onshore and offshore funds. In January 2015, the Fortress Asia Macro Funds and related managed accounts transitioned to Graticule Asset Management on the affiliated manager platform.

(U)	Relates to accounts where investors have provided return of capital notices and are subject to payout as underlying fund investments are realized.

(V)
Excludes the Value Recovery Funds which had a NAV of $191.0 million at December 31, 2014. Fortress began managing the third party originated Value Recovery Funds in June 2009 and generally does not expect to earn any significant incentive income from the fund investments.

Private Equity Funds [Member]
Schedule of Management Agreements [Line Items]
Schedule of information with respect to Fortress's management agreements
The following table presents certain information with respect to Fortress’s management agreements with the private equity funds as of December 31, 2014.

Fortress and
Total Original Capital	Affiliates Original Capital	Carrying Value	Percent of Capital	Longest Capital Commitment	Longest Fund	Annual	Incentive	Incentive Income
Commitments	Commitments	of Fortress's	Commitments	Period	Termination	Management	Income	Threshold
(A)	(B)	Investments	Drawn	Ends	Date (C)	Fee (D)	(E)	Return (E)
$20,059,994	$2,238,688	$677,366	88.4%	Sep-2016	Sep-2024	1.0% - 1.5%	10% - 20%	8% - 10%

(A)
Represents the total amount of capital originally committed by investors to these funds. This capital can be called, or drawn, for new investments during the capital commitment period, generally up to three years for private equity funds. Subsequent to the capital commitment period, it may only be drawn to maintain ongoing business as permitted by the applicable fund agreement.

(B)	Affiliate commitments are comprised of the following. Fortress’s remaining commitments as of December 31, 2014 are discussed in Note 10.

Employees, Former		Other Fortress	Total
Employees and BOD Members	Principals	Funds	Affiliates	Fortress	Total
$165,637	$568,102	$819,106	$1,552,845	$685,843	$2,238,688

(C)	Including the assumed exercise of all available extensions, which in some cases require the approval of the applicable fund advisory board.

(D)
Expressed as a percentage. This percent is generally applied to the capital commitment amount during the capital commitment periods and to invested capital (as defined, or NAV on an investment by investment basis, if lower) thereafter. In some funds, management fee rates vary depending on the size of commitments. Affiliate commitments are not charged management fees. For certain funds formed after March 2006 which are no longer in the capital commitment period, management fees are based on the value of publicly traded investments. The weighted average (by AUM) management fee rate as of December 31, 2014 was approximately 1.2%.

(E)
Expressed as a percent of the total returns of the funds. The incentive income is subject to: (i) the achievement of a cumulative incentive income threshold return payable to the third party investors in the funds, which is the minimum return these investors must receive in order for incentive income to be paid, and (ii) a contingent repayment or clawback provision which requires amounts previously distributed as incentive income to be returned to each fund if, upon liquidation of such fund, such amounts exceeded the actual amount of incentive income due. Affiliate commitments are not subject to incentive income. The weighted average (by AUM) incentive income rate as of December 31, 2014 was approximately 19.7%, and the weighted average (by AUM) threshold rate was approximately 8.2%.

Permanent Capital Vehicle [Member]
Schedule of Management Agreements [Line Items]
Schedule of information with respect to funds

Annual	Incentive	Incentive Income	Carrying Value of
Management Fee (A)	Income (B)	Threshold Return (B)	Fortress's Investments
1.25% - 1.5%	10% - 25%	8% - 10%	$19,456

(A)	Expressed as a percent of gross equity, as defined, or fee paying assets under management.

(B)
The incentive income from publicly traded capital vehicles is earned on a cumulative basis equal to the product of (1) the incentive income percent (shown above) multiplied by (2) the difference by which (i) a specified measure of earnings (as defined) exceeds (ii) the company's gross equity (as defined) multiplied by the incentive income threshold return (shown above). As a result of not meeting the incentive income threshold, the incentive income from Newcastle has been discontinued for an indeterminate period of time. The incentive income from the private permanent capital vehicle is expressed as a percentage of the total return of the fund. The incentive income is subject to: (i) the achievement of a cumulative incentive income threshold return payable to the third party investors in the private permanent capital vehicle and (ii) a contingent repayment or clawback provision which requires amounts previously distributed as incentive income to be returned to the private permanent capital vehicle if, upon liquidation, such amounts exceeded the actual amount of incentive income due.

Liquid Hedge Funds [Member]
Schedule of Management Agreements [Line Items]
Schedule of information with respect to funds
The following table presents certain information with respect to the liquid hedge funds, including related managed accounts, as of December 31, 2014.

Assets Under	Carrying Value of	Annual	Incentive
Management (AUM) (A)	Fortress's Investments (A)	Management Fee (A) (B)	Income (A) (C)
$8,127,688	$167,630	1% - 2%	15% - 25%

(A)
Includes certain information relating to the Fortress Asia Macro Funds, including related managed accounts which transitioned to a new asset management business on the affiliated manager platform in January 2015.

(B)
Expressed as a percent of AUM (as defined). New investors are currently charged a management fee rate of between 1% and 2%. The weighted (by AUM) average management fee rate as of December 31, 2014 was approximately 1.8%.

(C)
Expressed as a percent of the total returns of the funds. The incentive income is generally earned on a calendar year (annual) basis. The weighted (by AUM) average incentive income rate as of December 31, 2014 was approximately 20.0%.

Credit Hedge Funds [Member]
Schedule of Management Agreements [Line Items]
Schedule of information with respect to funds
The following table presents certain information with respect to the credit hedge funds, including related managed accounts, as of December 31, 2014.

	Assets Under	Carrying Value of	Annual	Incentive
	Management (AUM)	Fortress's Investments	Management Fee (A)	Income (B)
Fortress Originated	$5,973,116	$57,224	1% - 2.75%	10% - 20%
Non-Fortress Originated	200,285	—	1%	5%

(A) For Fortress originated AUM, expressed as a percent of AUM (as defined). The weighted (by AUM) average management fee rate as of December 31, 2014 was approximately 2%. For non-Fortress originated AUM, management fees are equal to 1% of realized proceeds.

(B) For Fortress originated AUM, expressed as a percent of the total returns of fund and the incentive income is earned on a calendar year (annual) basis. For non-Fortress originated AUM, Fortress may receive limited incentive income if aggregate realizations exceed an agreed threshold.

Credit PE Funds [Member]
Schedule of Management Agreements [Line Items]
Schedule of information with respect to funds
The following table presents certain information with respect to Fortress’s management agreements with the credit PE funds, including related managed accounts, as of December 31, 2014.

Total	Fortress and	Carrying	Percent of	Longest	Longest			Incentive
Original	Affiliates	Value	Capital	Capital	Fund	Annual		Income
Capital	Original Capital	of Fortress's	Commitments	Commitment	Termination	Management	Incentive	Threshold
Commitments (A)	Commitments (B)	Investments	Drawn	Period Ends (C)	Date (D)	Fee (E)	Income (F)	Return (F)
$15,855,192	$933,002	$183,127	67.3%	Nov-2027	Feb-2032	0.75% - 2.25%	10% - 20%	0% - 9%

(A)
Represents the total amount of capital originally committed by investors to these funds. This capital can be called, or drawn, for new investments during the capital commitment period, generally up to three years. Subsequent to the capital commitment period, it may only be drawn to maintain ongoing business as permitted by the applicable fund agreement.

(B)	Affiliate commitments are comprised of the following. Fortress’s remaining commitments as of December 31, 2014 are discussed in Note 10.

Employees, Former		Other Fortress	Total
Employees and BOD Members	Principals	Funds	Affiliates	Fortress	Total
$97,164	$160,720	$405,404	$663,288	$269,714	$933,002

(C)	Only $1.1 billion of the total capital commitments extend beyond December 2017.

(D)
Including the assumed exercise of all available extensions, which in some cases require the approval of the applicable fund advisory board. $1.9 billion of the total commitments extend beyond December 2024.

(E)
Expressed as a percent. This percent is generally applied to the capital commitment amount during the capital commitment periods and to invested capital (as defined, or NAV on an investment by investment basis, if lower) thereafter. In some funds, management fee rates vary depending on the size of commitments. Affiliate commitments are not charged management fees. The weighted (by AUM) average management fee rate as of December 31, 2014 was approximately 1.4%.

(F)
Expressed as a percent of the total returns of the funds. The incentive income is subject to: (i) the achievement of a cumulative incentive income threshold return payable to the third party investors in the funds, which is the minimum return these investors must receive in order for incentive income to be paid, and (ii) a contingent repayment or clawback provision which requires amounts previously distributed as incentive income to be returned to each fund if, upon liquidation of such fund, such amounts exceeded the actual amount of incentive income due. Affiliate commitments are not subject to incentive income. The weighted (by AUM) incentive income rate as of December 31, 2014 was approximately 19.9% and the weighted average threshold was approximately 7.6%.